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                                PROSPECTUS SUPPLEMENT
                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                SEPARATE ACCOUNT VA-P
                      SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

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Effective January 1, 1998, the following is added as the second sentence to the second paragraph under "DISTRIBUTION" on page 37 of the prospectus:

    Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract Value.


Supplement Dated December 29, 1997